Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Summary of Intangible Assets

The balance of intangible assets consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Computer software	8,393	8,393
License	780	780
Less: Accumulated amortization	(8,450)	(8,923)
Intangible assets, net	723	250

Summary of Amortization Expenses of Intangible Assets	The intangible assets amortization expenses for each of the following years are as follows:

Amortization
RMB
2026	226
2027	24
Total	250